Pledged Assets	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Pledged Assets
35.	PLEDGED ASSETS
The Company provided certificate of deposits recorded in other financial assets as collateral mainly for building lease agreements. As of December 31, 2023 and 2024, the aforementioned other financial assets amounted to NT$124.3 million and NT$132.1 million, respectively.